Equity Investments	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
EQUITY INVESTMENTS

Note 4 – EQUITY INVESTMENTS

On November 12, 2016, the Company entered into two separate investment agreements with Beijing Ling Ban Future Technology Co., Ltd. (“Ling Ban”) and Beijing Ling Ban Intelligence Online Services Co., Ltd. (“Ling Ban Online”), pursuant to which the Company agreed to invest RMB18 million (approximately $2,592,000 at the time) and RMB6 million (approximately $864,000 at the time) in Ling Ban and Ling Ban Online, in order to obtain 6% and 10% equity interest in Ling Ban and Ling Ban Online, respectively. The Company further agreed to acquire an additional 10% equity interest in Ling Ban Online from Ling Ban for RMB6 million (approximately $864,000).

During the year ended December 31, 2017, the Company transferred a total of RMB24 million ($3,509,404) to Ling Ban and Ling Ban Online, which represents 6% and 10% equity interest in Ling Ban and Ling Ban Online, respectively. On July 24, 2017, the Company entered into a supplemental agreement with Ling Ban, pursuant to which both parties consented to revoke the right the Company has to purchase of the additional 10% equity interest in Ling Ban Online from Ling Ban. The Company accounts for the investments at the amount of the Company’s initial investment as the Company is unable to exercise significant influence on the investees.

Tai’an Taiying Wealth and Equity Investment and Management Co., Ltd. (“TWIC”) was established on March 9, 2018 by David Wang, the Chief Financial Officer of the Company. As of the filing date, TWIC has not conducted any operations. The Company intends to invest RMB2 million (approximately $290,000) in TWIC and has so far invested RMB10,000, or $1,461. Also see Note 11.

Upon the adoption of ASU 2016-02 effective January 1, 2018, The Company elected to account for the investments in Ling Ban, Ling Ban Online and TWIC at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transaction for identical or similar investments of the same issuer, if any, using the measurement alternative due to lack of readily determinable fair values, pursuant to ASC 321.

The Company makes a qualitative assessment of whether the investments is impaired at each reporting date. No impairment loss was identified during the year ended December 31, 2018.

The following table entails the carrying value and change of the Company’s investments in Ling Ban, Ling Ban Online and TWIC made in the years ended December 31, 2018 and 2017.

	For the year ended Dec 31, 2018	For the year ended Dec 31, 2017

Beginning Balance	$3,688,676	$-
Investment made to Ling Ban	-	2,645,672
Investment made to Ling Ban Online	-	863,732
Investment made to TWIC	1,461	-
Translation adjustment	(198,484)	179,272
Ending Balance	$3,491,653	$3,688,676